Supplementary cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplementary cash flow information [Abstract]
Accounts receivable and other	$ 88	$ 245
Prepaid expenses	(2,675)	(3,776)
Accounts payable and accrued liabilities	4,588	5,700
Net change in working capital	2,001	2,169
Non-cash transactions [Abstract]
Additions to plant and equipment through assumption of lease liabilities	13,632	0
Shares issued on vesting of RSU	5,601	0
Shares issued on vesting of DSU	574	0
Shares issued on settlement of accounts payable	0	398
Derecognition of broker warrants upon expiry	$ 0	$ 68